Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Summary of Current Investment Allocation Target for Pension Plans and Weighted-Average Asset Allocations (Detail) - Non-U.S. Pension Plan - Non-U.S. Pension Plan
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation %	100.00%	100.00%
Actual Allocations %	100.00%	100.00%
Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation %	0.00%	0.00%
Actual Allocations %	1.00%	1.00%
Equity/Balanced securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation %	27.00%	23.00%
Actual Allocations %	26.00%	23.00%
Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation %	73.00%	77.00%
Actual Allocations %	73.00%	76.00%